SCHEDULE OF SHORT TERM LOANS (Details) - USD ($)	Dec. 31, 2024	Apr. 28, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate		36.00%
Short term debt	$ 1,462,204		$ 1,587,680
October 27, 2020 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 594,009		627,881
January 19, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 245,173		297,203
May 5, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 115,230		126,477
May 6, 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 145,671		154,915
May 10, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Interest rate	2.25%
Short term debt	$ 362,121		$ 381,204